Stock-based Compensation - Classification of stock-based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 689,494	$ (135,966)	$ 915,117	$ (103,552)	$ 122,032	$ 392,566
Cash received from exercise of options			1,132,986	72,991	131,802	39,863
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	162,205	(4,464)	217,052	(74,439)	(64,919)	65,096
Selling, general and administrative costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 527,289	$ (131,502)	$ 698,065	$ (29,113)	$ 186,950	$ 327,470